UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07560
Morgan Stanley Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Quality Municipal Securities
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (157.4%)
	Alabama (0.7%)
$2,000	Jefferson County, School Ser 2004 A	5.50%	01/01/22	$1,184,220

	Alaska (0.9%)
3,000	Northern Tobacco Securitization Corporation, Asset Backed Ser 2006 A	5.00	06/01/46	1,641,210

	Arizona (3.5%)
1,010	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/24	1,028,301
425	Maricopa County, Pollution Control Corp., 2009 Ser A	6.00	05/01/29	432,438
3,890	Salt River Project Agricultural Improvement & Power District, 2002 Ser B (a)	5.00	01/01/22	3,989,154
1,000	Surprise Municipal Property Corporation,Ser 2007	4.90	04/01/32	761,120

				6,211,013

	California (26.4%)
1,010	Alhambra Unified School District 2009 Ser B (g)	0.00	08/01/35	181,588
1,635	Alhambra Unified School District 2009 Ser B (g)	0.00	08/01/36	276,626
765	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/24	774,287
710	Beverly Hills, Unified School District Ser 2009 (g)	0.00	08/01/26	298,626
1,370	Beverly Hills, Unified School District Ser 2009 (g)	0.00	08/01/31	413,480
900	California Department of Water Reserve and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	945,477
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,618,880
5,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	4,564,350
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/32	2,811,390
2,000	California, Various Purpose dtd 12/01/05	5.00	03/01/27	1,974,580
355	Clovis Unified School District Election of 2004 Ser A (FGIC Insd) (g)	0.00	08/01/29	97,479
2,690	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (g)	0.00	08/01/43	264,642
4,825	Dry Creek Joint Elementary School District Election 2008 E Ser 2009 (g)	0.00	08/01/44	442,646
1,980	EL Segundo California School District Election of 2008 Ser A (g)	0.00	08/01/32	436,828
4,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A	5.125	06/01/47	2,162,960
1,400	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2007 A	5.75	06/01/47	840,210
2,000	Golden State Tobacco Securitization Corporation, Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	1,703,700
310	Indio Redevelopment Agency, Ser A	5.00	08/15/23	281,514
310	Indio Redevelopment Agency, Ser A	5.00	08/15/24	279,846
4,000	Los Angeles, Community College District, 2003 Ser B (FSA Insd)	5.00	08/01/27	4,002,880
5,000	Los Angeles Department of Water & Power, Water 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/23	5,125,018
1,010	Menifee Union School District, Election of 2008 Ser 2008 C (AGC Insd) (g)	0.00	08/01/34	192,476
3,040	Milpitas Redevelopment Agency, Area #1 Ser 2003 (NATL-RE Insd)	5.00	09/01/22	2,798,806
1,120	Moreland School District, Santa Clara County 2006 Ser C (AMBAC Insd) (g)	0.00	08/01/29	293,698
815	Oak Grove School District, Santa Clara County Election 2008 Ser A (g)	0.00	08/01/28	241,729
4,025	Paterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (g)	0.00	08/01/36	691,736
1,590	Paterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (g)	0.00	08/01/37	251,872
2,040	Poway Unified School District, School Facilities Improvement District No. 2007-1 Election 2008 Ser A (g)	0.00	08/01/27	654,106
2,545	Poway Unified School District, School Facilities Improvement District No. 2007-1 Election 2008 Ser A (g)	0.00	08/01/31	604,743
20,480	San Bernardino Community College District Election 2002 Ser B (g)	0.00	08/01/48	1,434,829
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	737,030
4,240	San Diego County Water Authority, Ser 2004 (COPs) (FSA Insd) (a)	5.00	05/01/29	4,248,077
540	San Francisco City & County, Laguana Honda Hospital (FSA Insd) (a)	5.00	06/15/28	543,356
465	San Rafael City Elementary School District, Marin County Election 2002 Ser B (g)	0.00	08/01/25	185,121
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	1,207,820
850	Twin Rivers Unified School District, Ser 2009 (BANs) (g)	0.00	04/01/14	674,424
1,170	William S. Hart Union High School District, Los Angeles County Election 2008 Ser A (g)	0.00	08/01/32	258,125

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
5,725	William S. Hart Union High School District, Los Angeles County Election 2008 Ser A (g)	0.00		08/01/33		1,179,980

						46,694,935

	Colorado (2.3%)
2,590	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25		10/01/40		2,033,176
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25		11/15/35		1,865,080
165	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Ser 2008	6.25		11/15/28		159,603

						4,057,859

	Connecticut (0.4%)
1,500	Mashantucket (Western) Pequot Tribe, 2006 Ser A	5.50		09/01/36		727,455

	District of Columbia (2.9%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31		1,635,180
1,540	District of Columbia Income Tax Ser 2009 A (a)	5.25		12/01/27		1,658,835
855	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00		10/01/25		904,017
1,000	Metropolitan Washington Airport Authority, Airport System Ser 2009 B (BHAC Insd)	5.00		10/01/29		1,024,780

						5,222,812

	Florida (10.3%)
25	Highlands County Health Facilities Authority, Adventist Health/ Sunbelt Ser 2006 C	5.25		11/15/16	(c)	29,563
975	Highlands County Health Facilities Authority, Adventist Health/ Sunbelt Ser 2006 C	5.25		11/15/36		917,114
1,000	Lee County Industrial Development Authority, Shell Point Village/ The Alliance Community for Retirement Living Inc, Ser 2006	5.125		11/15/36		622,430
1,350	Miami-Dade County, Educational Facilities Authority, University of Miami Ser 2008 A (BHAC Insd)	5.50		04/01/38		1,382,387
5,000	Miami-Dade County, Miami Int’l Airport Ser 2000 A (AMT) (FGIC Insd)	6.00		10/01/24		5,043,850
800	Miami-Dade County, Miami International Airport Ser 2009 A	5.00		10/01/25		805,016
1,995	Miami-Dade County, Ser 2005 A (NATL-RE Insd)	0.00	(d)	10/01/30		1,279,334
750	Palm Beach County, Solid Waste Authority Ser 2009 (BHAC Insd)	5.50		10/01/23		828,000
4,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (a)	5.00		08/15/42		3,386,608
1,000	St Johns County Industrial Development Authority, Glenmoor Ser 2006 A	5.25		01/01/26		716,110
3,250	St Johns, Industrial Development Authority, Glenmoor Refg 2006 Ser A	5.375		01/01/40		2,085,720
1,000	Tampa Bay Water Authority, Ser 2001 A (FGIC Insd)	6.00		10/01/29		1,156,700

						18,252,832

	Georgia (6.5%)
5,000	Atlanta, Airport Ser 2004 J (FSA Insd)	5.00		01/01/34		5,007,775
1,200	De Kalb County, Water & Sewer Ser 2003 A	5.00		10/01/23		1,262,364
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/22		2,122,060
3,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/23		3,171,360

						11,563,559

	Hawaii (9.3%)
5,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Ser 1993 (AMT) (NATL-RE Insd)	5.45		11/01/23		4,854,950
3,000	Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC Insd)	6.625		07/01/18		3,060,720
8,000	Honolulu City & County, Ser 2003A (NATL-RE Insd) (a)	5.25		03/01/24		8,492,320

						16,407,990

	Illinois (11.7%)
3,600	Chicago Park District, Harbor Ser A (AMBAC Insd)	5.00		01/01/27		3,676,860
3,000	Chicago,O’Hare Int’l Airport 3rd Lien Ser 2005 A (NATL-RE Insd)	5.25		01/01/26		3,040,590
3,000	Chicago,O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32		2,672,310
1,070	Chicago, Transit Authority Ser 2008 (AGC Insd)	5.25		06/01/23		1,146,259
725	De Kalb County, Community Unit School District No. 428 (FSA Insd)	5.00		01/01/23		773,684
415	Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25		11/01/38		437,505
965	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24		994,809
2,780	Kendall Kane & Will County, Community Unit School District No. 308 (FSA Insd) (g)	0.00		02/01/20		1,662,468
8,480	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	0.00	(e)	06/15/26		6,210,073

						20,614,558

	Indiana (1.8%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40		2,622,510
530	Rockport Indiana Michigan Power Company Project, Refg Ser 2009 B	6.25		06/01/25		555,323

						3,177,833

	Iowa (1.4%)
1,355	Iowa State LJOBS Program Ser 2009 A	5.00		06/01/25		1,456,304
1,015	Iowa State LJOBS Program Ser 2009 A	5.00		06/01/26		1,082,057

						2,538,361

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Kansas (0.3%)
470	Kansas Development Finance Authority, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	474,000

	Maine (0.0%)
60	Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA Insd)	5.50	07/01/18	60,097

	Maryland (2.8%)
705	Baltimore County, Oak Crest Village Ser 2007 A	5.00	01/01/37	607,322
1,440	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,207,786
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16	3,137,310

				4,952,418

	Massachusetts (2.9%)
4,850	Massachusetts Health and Educational Facilities Authority, Harvard University Ser 2009 A (a)	5.50	11/15/36	5,225,665

	Michigan (1.0%)
900	Detroit Water Supply System, Refg Ser 2006 C (FSA Insd)	5.00	07/01/26	877,896
1,100	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46	850,316

				1,728,212

	Missouri (2.5%)
4,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish / Christian Health Ser 1993 A	5.25	05/15/14	4,353,040

	Nebraska (2.4%)
4,240	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00	01/01/35	4,185,728

	Nevada (1.9%)
3,000	Clark County, Airport SubLien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/20	2,985,270
410	Las Vegas Redevelopment Agency, Tax Increment Ser 2009 A	6.25	06/15/16	434,096

				3,419,366

	New Hampshire (0.8%)
1,500	Manchester, Water Works Ser 2003 (FGIC Insd)	5.00	12/01/34	1,506,855

	New Jersey (2.8%)
1,500	New Jersey Economic Development Authority, Seabrook Village Inc Ser 2006	5.25	11/15/36	1,054,230
4,300	New Jersey Transportation Trust Fund Authority, Transportation System 2006 Ser C (AGC Insd) (g)	0.00	12/15/26	1,618,047
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1A	4.625	06/01/26	2,078,430
3,000	Tobacco Settlement Financing Corporation, Ser 2007-1B (g)	0.00	06/01/41	131,880

				4,882,587

	New Mexico (0.6%)
940	New Mexico Finance Authority, Ser A	5.00	06/01/27	982,253

	New York (13.7%)
5,000	Metropolitan Transportation Authority, Transportation Ser 2003 B (NATL-RE Insd)	5.25	11/15/22	5,079,300
980	New York City, 2009 Subser A-1 (a)	5.25	08/15/27	1,020,509
980	New York City, 2009 Subser A-1 (a)	5.25	08/15/28	1,020,509
13,505	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/28	1,348,558
1,045	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/29	1,079,880
1,045	New York City Transitional Finance Authority, 2010 Subser A-1 (a)	5.00	05/01/30	1,079,880
1,950	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00	04/01/28	2,054,785
705	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A	5.50	05/15/29	741,632
1,310	New York State Thruway Authority, State Personal Income Tax Ser 2009 A	5.00	03/15/25	1,390,919
6,000	Tobacco Settlement Financing Corporation, State Contingency Ser 2003 B-1C	5.50	06/01/21	6,232,440
3,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 B	5.25	11/15/19	3,276,600

				24,325,012

	Ohio (3.7%)
1,000	American Municipal Power — Ohio, Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	1,015,182
5,000	Cuyahoga County, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,206,250
265	Ohio State Water Development Authority 2009 Ser A	5.875	06/01/33	275,666

				6,497,098

	Pennsylvania (1.6%)
2,000	Allegheny County Redevelopment Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	1,205,380
1,500	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,616,865

				2,822,245

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Puerto Rico (0.5%)
875	Puerto Rico, Sales Tax Financing 2009 Subser A	5.00		08/01/39	889,971

	Rhode Island (0.8%)
1,500	Rhode Island Economic Development Corporation, Airport Refg Ser 2004 A (AMT) (FSA Insd)	5.00		07/01/21	1,458,615

	South Carolina (6.9%)
2,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25		12/01/29	2,026,720
4,565	Grand Strand Water & Sewer Authority, Refg Ser 2002 (FSA Insd)	5.375		06/01/19	4,878,250
40	Lexington County, Health Services District, Lexmed Inc, Ser 2007 A	5.00		11/01/16	41,820
210	Richland County Environmental Improvement Revenue, International Paper Company Ser 2007 A	4.60		09/01/12	205,714
4,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00		01/01/27	4,106,542
1,000	South Carolina Public Transportation Infrastructure Bank Ser 2002 A (AMBAC Insd)	5.25		10/01/22	1,022,790

					12,281,836

	Tennessee (0.6%)
1,040	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25		09/01/19	999,263

2,000	Alliance Airport Authority, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,708,060
1,500	Arlington City, Special Tax Ser 2009	5.00		08/15/28	1,476,450
1,360	Austin, Water & Sewer, ROLS RRII R-574	9.627	(f)	05/15/27	1,412,578
575	Friendswood, Independent School District (PSF Insd)	5.00		02/15/25	617,056
1,360	Harris County Health Facilities Development Corp,TECO Project, Ser 2008 (AGC Insd)	5.25		11/15/23	1,375,844
1,530	Harris County, Toll Road Unlimited Tax Ser 2007 C	5.25		08/15/31	1,669,046
2,350	Houston, Hotel Occupancy Ser B (g)	0.00		09/01/25	888,488
5,000	Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE Insd)	5.25		05/15/25	5,157,400
5,200	North Texas Tollway Authority Refg First Tier Ser 2008 D (g)	0.00		01/01/28	1,710,332
1,065	North Texas Tollway Authority Refg First Tier Ser 2008 D (g)	0.00		01/01/31	282,108
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Air Force Village II Inc Ser 2007	5.125		05/15/37	719,650
4,000	Tarrant County Regional Water District, Refg & Impr Ser 2002 (FSA Insd)	5.25		03/01/17	4,411,120
1,665	Texas A&M University System Health Science Center,, Financing System Ser 2009 A	5.00		05/15/26	1,795,869
325	Texas Municipal Gas Aqusition & Supply Corp., Gas Supply Revenue Senior Lien Series 2008 D	6.25		12/15/26	314,288
335	University of Houston System Refg Ser 2008 (FSA Insd) (a)	5.00		02/15/33	1,006,931
3,000	West Harris County Regional Water Authority, Water Ser 2005 (FSA Insd)	5.00		12/15/24	3,040,710

					27,585,930

	Utah (1.5%)
2,500	Intermountain Power Agency, 2003 Ser A (FSA Insd)	5.00		07/01/21	2,652,625

	Virginia (10.1%)
1,250	Fairfax County Economic Development Authority,Goodwin House Inc Ser 2007	5.125		10/01/42	953,100
10,000	Fairfax County Industrial Development Authority, Inova Health Refg Ser 1993 A	5.25		08/15/19	10,695,300
4,000	Norfolk, Water Ser 1993 (AMBAC Insd)	5.375		11/01/23	4,000,640
2,000	Prince William County Service Authority, Water & Sewer Refg Ser 2003	5.00		07/01/21	2,152,180

					17,801,220

	Washington (5.7%)
1,705	Grant County Public Utility District #2, Wanapum Hydroelectric 2005 Ser A (FGIC Insd)	5.00		01/01/34	1,654,634
3,450	Port of Seattle,Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00		12/01/23	3,414,983
2,380	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/29	2,482,740
2,500	Washington State, Various Purpose Ser 2010 A (a)	5.00		08/01/30	2,607,921

					10,160,278

	Wisconsin (0.6%)
1,000	Wisconsin, 2009 Ser A	5.625		05/01/28	1,079,730

	Total Tax-Exempt Municipal Bonds (Cost $285,097,219)				278,618,681

NUMBER OF
SHARES (000)
	Short-Term Investment (i) (2.0%)
	Investment Company
3,530	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $3,529,731)				3,529,731

Total Investments (Cost $288,626,950) (k) (j)	159.4%	282,148,412

Other Assets in Excess of Liabilities	1.5	2,705,207

Floating Rate Note Obligations Related to Securities Held
Notes with interest rates ranging from 0.32% to 0.91% at July 31, 2009 and contractual maturities of collateral ranging from 06/01/17 to 08/15/42 (h) (Cost $(35,442,000))	(20.0)	(35,442,000)

Preferred Shares of Beneficial Interest	(40.9)	(72,450,000)

Net Assets Applicable to Common Shareholders	100.0%	$176,961,619

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ROLS	Reset Option Longs.

(a)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $56,430,685 are held by the Dealer Trusts and serve as collateral for the $35,442,000 in floating rate note obligations outstanding at that date.

(b)	A portion of this security has been physically segregated in connection with open futures contracts.

(c)	Prerefunded to call date shown.

(d)	Currently a zero coupon security, will convert to 5.00% on October 1, 2013.

(e)	Currently a zero coupon security, will convert to 5.75% on June 15, 2017.

(f)	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation has a total value of $1,412,578 which represents 0.8% of net assets applicable to common shareholders.

(g)	Capital Appreciation Bond.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2009.

(i)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class . (j) Securities have been designated as collateral in connection with open futures and when issued securities.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
XLCA	XL Capital Assurance Inc.

Morgan Stanley Quality Municipal Securities
Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

62	Long	U.S. Treasury Bond 2 Year September 2009	$13,427,843	$21,638

22	Long	U.S. Treasury Notes 10 Year September 2009	2,580,188	(13,659)

14	Long	U.S. Treasury Notes 5 Year September 2009	1,615,359	8,562

173	Short	U.S. Treasury Notes 20 Year September 2009	(20,587,000)	(465,399)

		Net Unrealized Depreciation		$(448,858)

Morgan Stanley Quality Municipal Securities
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$278,618,681	—	$278,618,681	—
Short-Term Investment — Investment Company	3,529,731	$3,529,731	—	—
Futures	30,200	30,200	—	—

Total	$282,178,612	$3,559,931	$278,618,681	—

Liabilities
Futures	($479,058)	($479,058)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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